Derivatives And Hedging Activities (Outstanding Derivative Balances) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Commodity Risk [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	$ (329)	$ (720)
Netting	0	0
Cash Collateral	165	478
Total Derivative Balances	(164)	(242)
Other Current Assets [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	48	54
Netting	(25)	(39)
Cash Collateral	36	103
Total Derivative Balances	59	118
Other Noncurrent Assets [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	99	113
Netting	(11)	(59)
Cash Collateral	0	0
Total Derivative Balances	88	54
Other Current Liabilities [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	(255)	(489)
Netting	25	39
Cash Collateral	115	274
Total Derivative Balances	(115)	(176)
Other Noncurrent Liabilities [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	(221)	(398)
Netting	11	59
Cash Collateral	14	101
Total Derivative Balances	$ (196)	$ (238)